Cat Financial Finacning Activities (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Dealer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 0	$ 0
Finance Receivables | Customer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	485	468
Finance Receivables | Customer | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	31	27
Finance Receivables | Customer | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	39	28
Finance Receivables | Customer | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	15	54
Finance Receivables | Customer | Mining
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	106	62
Finance Receivables | Customer | Latin America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	217	201
Finance Receivables | Customer | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 77	$ 96